Consolidated Statements of Operations--(unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
SALES AND COST OF SALES
Sales	$ 482,993	$ 427,825	$ 1,453,131	$ 1,333,780
Cost of Sales	251,144	275,999	738,402	806,441
Gross Profit	231,849	151,826	714,729	527,339
EXPENSES
Selling, general and administrative	50,271	25,805	95,965	79,251
Payroll Expense--Indirect Labor	177,734	150,498	460,205	456,599
Consulting and Professional Fees Expense	24,460	10,336	92,886	57,592
Payroll Expense--Stock Compensation			0	350,000
Consulting Expense--Stock Compensation	0	12,667	(31,833)	48,500
Depreciation	0	196	0	588
TOTAL EXPENSES	252,465	199,502	617,223	992,530
Net Income/(Loss) from Operations	(20,616)	(47,676)	97,506	(465,191)
OTHER INCOME/(EXPENSE)
Interest Income--Related Party	4,385	4,674	13,145	10,654
Interest Expense	(1,449)	(2,515)	(4,853)	(7,796)
Loss on Disposal of Equipment			(1,437)	0
NET OTHER INCOME/(EXPENSE)	2,936	2,159	6,855	2,858
PROVISION FOR INCOME TAXES	0	0	0	0
NET INCOME/(LOSS)	$ (17,680)	$ (45,517)	$ 104,361	$ (462,333)
Net income/(loss) per share--basic and fully diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average shares outstanding--basic and fully diluted	36,341,353	35,788,010	36,341,353	35,748,126